Property, Plant and Equipment:	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment:

Note 5. Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2022
Machinery and equipment	$1,602,133	$–	$1,602,133
Furniture and office equipment	423,813	(340,613)	83,200
Transportation equipment	326,788	(263,374)	63,414
Leasehold improvements	29,390	(27,745)	1,645
Mineral property	350,000	–	350,000
	$2,732,124	$(631,732)	$2,100,392

		Accumulated
	Cost	Depreciation	Net
December 31, 2021
Machinery and equipment	$1,602,133	$–	$1,602,133
Furniture and office equipment	423,813	(322,389)	101,424
Transportation equipment	326,788	(230,695)	96,093
Leasehold improvements	29,390	(25,362)	4,028
Mineral property	350,000	–	350,000
	$2,732,124	$(578,446)	$2,153,678

Machinery and equipment consists of a semi-autogenous grinding (SAG) mill shell and minor infrastructure equipment originally intended for use on the Brisas Project. We evaluate our equipment and mineral property to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. We regularly obtain comparable market data for similar equipment as evidence that our equipment’s fair value less cost to sell is in excess of the carrying amount. No impairment write-downs of property, plant and equipment were recorded during the six months ended June 30, 2022 and 2021. During the second quarter of 2021, we sold certain equipment and recorded a gain on sale of $78,277.